UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                   FORM N-PX

         ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

                  Investment Company Act file number 811-21309
                                                     ---------

                       Advent Convertible and Income Fund
                       ----------------------------------
               (Exact name of registrant as specified in charter)

                         888 Seventh Avenue, 31st Floor
                         ------------------------------
                               New York, NY 10019
                               ------------------
              (Address of principal executive offices) (Zip code)

                                Stephen Ellwood
                                ---------------
                         888 Seventh Avenue, 31st Floor
                         ------------------------------
                               New York, NY 10019
                               ------------------
                    (Name and address of agent for service)

        Registrant's telephone number, including area code: 212-482-1600
                                                            ------------

                      Date of fiscal year end: October 31
                                               ----------

             Date of reporting period: July 1, 2022 - June 30, 2023
                                       ----------------------------

     Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (ss.ss.
239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

     A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

Item 1. Proxy Voting Record.


******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-21309
Reporting Period: 07/01/2022 - 06/30/2023
Advent Convertible and Income Fund









====================== Advent Convertible and Income Fund ======================


ABBVIE INC.

Ticker:       ABBV           Security ID:  00287Y109
Meeting Date: MAY 05, 2023   Meeting Type: Annual
Record Date:  MAR 06, 2023

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1a.   Election of Class II Director: Robert   F         F            Management
      J. Alpern
1b.   Election of Class II Director: Melody   F         F            Management
      B. Meyer
1c.   Election of Class II Director:          F         F            Management
      Frederick H. Waddell
2.    Ratification of Ernst & Young LLP as    F         F            Management
      AbbVie's independent registered public
      accounting firm for 2023.
3.    Say on Pay - An advisory vote on the    F         F            Management
      approval of executive compensation.
4.    Approval of a management proposal       F         F            Management
      regarding amendment of the certificate
      of incorporation to eliminate
      supermajority voting.
5.    Stockholder Proposal - to Implement     N         N            Shareholder
      Simple Majority Vote.
6.    Stockholder Proposal - to Issue an      N         F            Shareholder
      Annual Report on Political Spending.
7.    Stockholder Proposal - to Issue an      N         F            Shareholder
      Annual Report on Lobbying.
8.    Stockholder Proposal - to Issue a       N         N            Shareholder
      Report on Patent Process.


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AMGEN INC.

Ticker:       AMGN           Security ID:  031162100
Meeting Date: MAY 19, 2023   Meeting Type: Annual
Record Date:  MAR 20, 2023

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1a.   Election of Director for a term of      F         F            Management
      office expiring at the 2024 annual
      meeting: Dr. Wanda M. Austin
1b.   Election of Director for a term of      F         F            Management
      office expiring at the 2024 annual
      meeting: Mr. Robert A. Bradway
1c.   Election of Director for a term of      F         F            Management
      office expiring at the 2024 annual
      meeting: Dr. Michael V. Drake
1d.   Election of Director for a term of      F         F            Management
      office expiring at the 2024 annual
      meeting: Dr. Brian J. Druker
1e.   Election of Director for a term of      F         F            Management
      office expiring at the 2024 annual
      meeting: Mr. Robert A. Eckert
1f.   Election of Director for a term of      F         F            Management
      office expiring at the 2024 annual
      meeting: Mr. Greg C. Garland
1g.   Election of Director for a term of      F         F            Management
      office expiring at the 2024 annual
      meeting: Mr. Charles M. Holley, Jr.
1h.   Election of Director for a term of      F         F            Management
      office expiring at the 2024 annual
      meeting: Dr. S. Omar Ishrak
1i.   Election of Director for a term of      F         F            Management
      office expiring at the 2024 annual
      meeting: Dr. Tyler Jacks
1j.   Election of Director for a term of      F         F            Management
      office expiring at the 2024 annual
      meeting: Ms. Ellen J. Kullman
1k.   Election of Director for a term of      F         F            Management
      office expiring at the 2024 annual
      meeting: Ms. Amy E. Miles
1l.   Election of Director for a term of      F         F            Management
      office expiring at the 2024 annual
      meeting: Dr. Ronald D. Sugar
1m.   Election of Director for a term of      F         F            Management
      office expiring at the 2024 annual
      meeting: Dr. R. Sanders Williams
2.    Advisory vote on the frequency of       1         1            Management
      future stockholder advisory votes to
      approve executive compensation.
3.    Advisory vote to approve our executive  F         F            Management
      compensation.
4.    To ratify the selection of Ernst &      F         F            Management
      Young LLP as our independent
      registered public accountants for the
      fiscal year ending December 31, 2023.


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ARCELORMITTAL

Ticker:       MT             Security ID:  03938L203
Meeting Date: MAY 02, 2023   Meeting Type: Annual
Record Date:  MAR 30, 2023

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
A2    Approval of the Consolidated Financial  F         F            Management
      Statements for the financial year 2022
      (Resolution I)
A3    Approval of the Parent Company          F         F            Management
      Financial Statements for the financial
      year 2022 (Resolution II)
A4A   Allocation of results and               F         F            Management
      determination of the dividend and the
      remuneration of the members of the
      Board of Directors in relation to the
      financial year 2022 (Resolution III)
A4B   Allocation of results and               F         F            Management
      determination of the dividend and the
      remuneration of the members of the
      Board of Directors in relation to the
      financial year 2022 (Resolution IV)
A5A   Resolutions concerning the              F         F            Management
      Remuneration Report for the year 2022
      (Resolution V)
A5B   Resolutions concerning the              F         F            Management
      Remuneration Report for the year 2022
      (Resolution VI)
A6    Discharge of the members of the Board   F         F            Management
      of Directors (Resolution VII)
A7A   Election of members of the Board of     F         F            Management
      Directors (Resolution VIII)
A7B   Election of members of the Board of     F         F            Management
      Directors (Resolution IX)
A7C   Election of members of the Board of     F         F            Management
      Directors (Resolution X)
A7D   Election of members of the Board of     F         F            Management
      Directors (Resolution Xl)
A7E   Election of members of the Board of     F         F            Management
      Directors (Resolution Xll)
A8    Renewal of the authorisation of the     F         F            Management
      Board of Directors of the Company and
      of the corporate bodies of other
      companies in the ArcelorMittal group
      to acquire shares in the Company
      (Resolution XIII)
A9    Appointment of an independent auditor   F         F            Management
      in relation to the Parent Company
      Financial Statements and the
      Consolidated Financial Statements for
      the financial year 2023 (Resolution
      XIV)
A10   Authorisation of grants of share-based  F         F            Management
      incentives and a Performance Unit Plan
      2023-2033 for the Executive Chairman
      and the Chief Executive Officer
      (jointly, the "Executive Office" and
      formerly known as the "CEO Office")
      (the "Executive Office PSU Plan") (
E1    Decision to cancel shares and to        F         F            Management
      consequently reduce the issued share
      capital following the cancellation of
      shares repurchased under its share
      buyback program (EGM Resolution I)


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ARCELORMITTAL

Ticker:       MT             Security ID:  03938L203
Meeting Date: MAY 02, 2023   Meeting Type: Annual
Record Date:  APR 14, 2023

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
A2    Approval of the Consolidated Financial  F         F            Management
      Statements for the financial year 2022
      (Resolution I)
A3    Approval of the Parent Company          F         F            Management
      Financial Statements for the financial
      year 2022 (Resolution II)
A4A   Allocation of results and               F         F            Management
      determination of the dividend and the
      remuneration of the members of the
      Board of Directors in relation to the
      financial year 2022 (Resolution III)
A4B   Allocation of results and               F         F            Management
      determination of the dividend and the
      remuneration of the members of the
      Board of Directors in relation to the
      financial year 2022 (Resolution IV)
A5A   Resolutions concerning the              F         F            Management
      Remuneration Report for the year 2022
      (Resolution V)
A5B   Resolutions concerning the              F         F            Management
      Remuneration Report for the year 2022
      (Resolution VI)
A6    Discharge of the members of the Board   F         F            Management
      of Directors (Resolution VII)
A7A   Election of members of the Board of     F         F            Management
      Directors (Resolution VIII)
A7B   Election of members of the Board of     F         F            Management
      Directors (Resolution IX)
A7C   Election of members of the Board of     F         F            Management
      Directors (Resolution X)
A7D   Election of members of the Board of     F         F            Management
      Directors (Resolution Xl)
A7E   Election of members of the Board of     F         F            Management
      Directors (Resolution Xll)
A8    Renewal of the authorisation of the     F         F            Management
      Board of Directors of the Company and
      of the corporate bodies of other
      companies in the ArcelorMittal group
      to acquire shares in the Company
      (Resolution XIII)
A9    Appointment of an independent auditor   F         F            Management
      in relation to the Parent Company
      Financial Statements and the
      Consolidated Financial Statements for
      the financial year 2023 (Resolution
      XIV)
A10   Authorisation of grants of share-based  F         F            Management
      incentives and a Performance Unit Plan
      2023-2033 for the Executive Chairman
      and the Chief Executive Officer
      (jointly, the "Executive Office" and
      formerly known as the "CEO Office")
      (the "Executive Office PSU Plan") (
E1    Decision to cancel shares and to        F         F            Management
      consequently reduce the issued share
      capital following the cancellation of
      shares repurchased under its share
      buyback program (EGM Resolution I)


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BRISTOL-MYERS SQUIBB COMPANY

Ticker:       BMY            Security ID:  110122108
Meeting Date: MAY 02, 2023   Meeting Type: Annual
Record Date:  MAR 13, 2023

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1A.   Election of Director: Peter J. Arduini  F         F            Management
1B.   Election of Director: Deepak L. Bhatt,  F         F            Management
      M.D., M.P.H.
1C.   Election of Director: Giovanni          F         F            Management
      Caforio, M.D.
1D.   Election of Director: Julia A. Haller,  F         F            Management
      M.D.
1E.   Election of Director: Manuel Hidalgo    F         F            Management
      Medina, M.D., Ph.D.
1F.   Election of Director: Paula A. Price    F         F            Management
1G.   Election of Director: Derica W. Rice    F         F            Management
1H.   Election of Director: Theodore R.       F         F            Management
      Samuels
1I.   Election of Director: Gerald L. Storch  F         F            Management
1J.   Election of Director: Karen H.          F         F            Management
      Vousden, Ph.D.
1K.   Election of Director: Phyllis R. Yale   F         F            Management
2.    Advisory Vote to Approve the            F         F            Management
      Compensation of our Named Executive
      Officers.
3.    Advisory Vote on the Frequency of the   1         1            Management
      Advisory Vote on the Compensation of
      our Named Executive Officers.
4.    Ratification of the Appointment of an   F         F            Management
      Independent Registered Public
      Accounting Firm.
5.    Shareholder Proposal on the Adoption    N         N            Shareholder
      of a Board Policy that the Chairperson
      of the Board be an Independent
      Director.
6.    Shareholder Proposal on Workplace       N         F            Shareholder
      Non-Discrimination Audit.
7.    Shareholder Proposal on Special         N         N            Shareholder
      Shareholder Meeting Improvement.


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ELI LILLY AND COMPANY

Ticker:       LLY            Security ID:  532457108
Meeting Date: MAY 01, 2023   Meeting Type: Annual
Record Date:  FEB 21, 2023

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1a.   Election of Director to serve a         F         F            Management
      three-year term: William G. Kaelin, Jr.
1b.   Election of Director to serve a         F         F            Management
      three-year term: David A. Ricks
1c.   Election of Director to serve a         F         F            Management
      three-year term: Marschall S. Runge
1d.   Election of Director to serve a         F         F            Management
      three-year term: Karen Walker
2.    Approval, on an advisory basis, of the  F         F            Management
      compensation paid to the company's
      named executive officers.
3.    Advisory vote on frequency of future    1         1            Management
      advisory votes on named executive
      officer compensation.
4.    Ratification of the appointment of      F         F            Management
      Ernst & Young LLP as the independent
      auditor for 2023.
5.    Approval of amendments to the           F         F            Management
      company's Articles of Incorporation to
      eliminate the classified board
      structure.
6.    Approval of amendments to the           F         F            Management
      company's Articles of Incorporation to
      eliminate supermajority voting
      provisions.
7.    Shareholder proposal to publish an      N         F            Shareholder
      annual report disclosing lobbying
      activities.
8.    Shareholder proposal to eliminate       N         N            Shareholder
      supermajority voting requirements.
9.    Shareholder proposal to establish and   N         N            Shareholder
      report on a process by which the
      impact of extended patent
      exclusivities on product access would
      be considered in deciding whether to
      apply for secondary and tertiary
      patents.
10.   Shareholder proposal to report on       N         N            Shareholder
      risks of supporting abortion.
11.   Shareholder proposal to disclose        N         N            Shareholder
      lobbying activities and alignment with
      public policy positions and statements.
12.   Shareholder proposal to report on       N         N            Shareholder
      effectiveness of the company's
      diversity, equity, and inclusion
      efforts.
13.   Shareholder proposal to adopt a policy  N         N            Shareholder
      to require certain third-party
      organizations to annually report
      expenditures for political activities
      before Lilly contributes to an
      organization.


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EQT CORPORATION

Ticker:       EQT            Security ID:  26884L109
Meeting Date: APR 19, 2023   Meeting Type: Annual
Record Date:  FEB 03, 2023

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1a.   Election of Director: Lydia I. Beebe    F         F            Management
1b.   Election of Director: Lee M. Canaan     F         F            Management
1c.   Election of Director: Janet L. Carrig   F         F            Management
1d.   Election of Director: Frank C. Hu       F         F            Management
1e.   Election of Director: Kathryn J.        F         F            Management
      Jackson, Ph.D
1f.   Election of Director: John F. McCartney F         F            Management
1g.   Election of Director: James T. McManus  F         F            Management
      II
1h.   Election of Director: Anita M. Powers   F         F            Management
1i.   Election of Director: Daniel J. Rice IV F         F            Management
1j.   Election of Director: Toby Z. Rice      F         F            Management
1k.   Election of Director: Hallie A.         F         F            Management
      Vanderhider
2.    Advisory vote to approve the 2022       F         F            Management
      compensation of EQT Corporation's
      named executive officers (say-on-pay)
3.    Advisory vote on the frequency of       1         1            Management
      advisory votes on named executive
      officer compensation (say-on-frequency)
4.    Ratification of the appointment of      F         F            Management
      Ernst & Young LLP as EQT Corporation's
      independent registered public
      accounting firm for fiscal year ending
      December 31, 2023


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GE HEALTHCARE TECHNOLOGIES INC.

Ticker:       GEHC           Security ID:  36266G107
Meeting Date: MAY 23, 2023   Meeting Type: Annual
Record Date:  MAR 27, 2023

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1a.   Election of Director: Peter J. Arduini  F         F            Management
1b.   Election of Director: H. Lawrence       F         F            Management
      Culp, Jr.
1c.   Election of Director: Rodney F. Hochman F         F            Management
1d.   Election of Director: Lloyd W. Howell,  F         F            Management
      Jr.
1e.   Election of Director: Risa              F         F            Management
      Lavizzo-Mourey
1f.   Election of Director: Catherine Lesjak  F         F            Management
1g.   Election of Director: Anne T. Madden    F         F            Management
1h.   Election of Director: Tomislav          F         F            Management
      Mihaljevic
1i.   Election of Director: William J.        F         F            Management
      Stromberg
1j.   Election of Director: Phoebe L. Yang    F         F            Management
2.    Approve our named executive officers'   F         F            Management
      compensation in an advisory vote.
3.    Approve the frequency of future         1         1            Management
      advisory votes on named executive
      officers' compensation in an advisory
      vote.
4.    Ratify the appointment of Deloitte &    F         F            Management
      Touche LLP as our independent auditor
      for the fiscal year ending December
      31, 2023.


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GENERAL ELECTRIC COMPANY

Ticker:       GE             Security ID:  369604301
Meeting Date: MAY 03, 2023   Meeting Type: Annual
Record Date:  MAR 07, 2023

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1a.   Election of Director: Stephen Angel     F         F            Management
1b.   Election of Director: Sebastien Bazin   F         F            Management
1c.   Election of Director: H. Lawrence       F         F            Management
      Culp, Jr.
1d.   Election of Director: Edward Garden     F         F            Management
1e.   Election of Director: Isabella Goren    F         F            Management
1f.   Election of Director: Thomas Horton     F         F            Management
1g.   Election of Director: Catherine Lesjak  F         F            Management
1h.   Election of Director: Darren McDew      F         F            Management
1i.   Election of Director: Paula Rosput      F         F            Management
      Reynolds
1j.   Election of Director: Jessica Uhl       F         F            Management
2.    Advisory Approval of Our Named          F         F            Management
      Executives' Compensation.
3.    Advisory Vote on the Frequency of       1         1            Management
      Future Advisory Votes to Approve Our
      Named Executives' Compensation.
4.    Ratification of Deloitte as             F         F            Management
      Independent Auditor for 2023.
5.    Independent Board Chairman.             N         N            Shareholder
6.    Sale of the Company.                    N         N            Shareholder
7.    Fiduciary Carbon-Emission Relevance     N         F            Shareholder
      Report.
8.    Assess Energy-Related Asset Resilience. N         F            Shareholder


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HALLIBURTON COMPANY

Ticker:       HAL            Security ID:  406216101
Meeting Date: MAY 17, 2023   Meeting Type: Annual
Record Date:  MAR 20, 2023

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1a.   Election of Director: Abdulaziz F. Al   F         F            Management
      Khayyal
1b.   Election of Director: William E.        F         F            Management
      Albrecht
1c.   Election of Director: M. Katherine      F         F            Management
      Banks
1d.   Election of Director: Alan M. Bennett   F         F            Management
1e.   Election of Director: Milton Carroll    F         F            Management
1f.   Election of Director: Earl M. Cummings  F         F            Management
1g.   Election of Director: Murry S. Gerber   F         F            Management
1h.   Election of Director: Robert A. Malone  F         F            Management
1i.   Election of Director: Jeffrey A. Miller F         F            Management
1j.   Election of Director: Bhavesh V. Patel  F         F            Management
1k.   Election of Director: Maurice S. Smith  F         F            Management
1l.   Election of Director: Janet L. Weiss    F         F            Management
1m.   Election of Director: Tobi M. Edwards   F         F            Management
      Young
2.    Ratification of Selection of Principal  F         F            Management
      Independent Public Accountants.
3.    Advisory Approval of Executive          F         F            Management
      Compensation.
4.    Advisory Vote on the Frequency of       1         1            Management
      Future Advisory Votes on Executive
      Compensation.
5.    Approval of an Amendment to the         F         F            Management
      Certificate of Incorporation Regarding
      Officer Exculpation.
6.    Approval of Miscellaneous Amendments    F         F            Management
      to the Certificate of Incorporation.


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LOCKHEED MARTIN CORPORATION

Ticker:       LMT            Security ID:  539830109
Meeting Date: APR 27, 2023   Meeting Type: Annual
Record Date:  FEB 24, 2023

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1a.   Election of Director: Daniel F. Akerson F         F            Management
1b.   Election of Director: David B. Burritt  F         F            Management
1c.   Election of Director: Bruce A. Carlson  F         F            Management
1d.   Election of Director: John M. Donovan   F         F            Management
1e.   Election of Director: Joseph F.         F         F            Management
      Dunford, Jr.
1f.   Election of Director: James O. Ellis,   F         F            Management
      Jr.
1g.   Election of Director: Thomas J. Falk    F         F            Management
1h.   Election of Director: Ilene S. Gordon   F         F            Management
1i.   Election of Director: Vicki A. Hollub   F         F            Management
1j.   Election of Director: Jeh C. Johnson    F         F            Management
1k.   Election of Director: Debra L.          F         F            Management
      Reed-Klages
1l.   Election of Director: James D. Taiclet  F         F            Management
1m.   Election of Director: Patricia E.       F         F            Management
      Yarrington
2.    Advisory Vote to Approve the            F         F            Management
      Compensation of our Named Executive
      Officers (Say-on-Pay).
3.    Advisory Vote on the Frequency of       1         1            Management
      Advisory Votes to Approve the
      Compensation of our Named Executive
      Officers.
4.    Ratification of the Appointment of      F         F            Management
      Ernst & Young LLP as our Independent
      Auditors for 2023.
5.    Stockholder Proposal Requiring          N         N            Shareholder
      Independent Board Chairman.
6.    Stockholder Proposal to Issue a Human   N         F            Shareholder
      Rights Impact Assessment Report.
7.    Stockholder Proposal to Issue a Report  N         F            Shareholder
      on the Company's Intention to Reduce
      Full Value Chain GHG Emissions.


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OCCIDENTAL PETROLEUM CORPORATION

Ticker:       OXY            Security ID:  674599105
Meeting Date: MAY 05, 2023   Meeting Type: Annual
Record Date:  MAR 10, 2023

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1a.   Election of Director: Vicky A. Bailey   F         F            Management
1b.   Election of Director: Andrew Gould      F         F            Management
1c.   Election of Director: Carlos M.         F         F            Management
      Gutierrez
1d.   Election of Director: Vicki Hollub      F         F            Management
1e.   Election of Director: William R. Klesse F         F            Management
1f.   Election of Director: Jack B. Moore     F         F            Management
1g.   Election of Director: Claire O'Neill    F         F            Management
1h.   Election of Director: Avedick B.        F         F            Management
      Poladian
1i.   Election of Director: Ken Robinson      F         F            Management
1j.   Election of Director: Robert M. Shearer F         F            Management
2.    Advisory Vote on the Frequency of       1         1            Management
      Future Advisory Votes to Approve Named
      Executive Officer Compensation.
3.    Advisory Vote to Approve Named          F         F            Management
      Executive Officer Compensation.
4.    Ratification of Selection of KPMG as    F         F            Management
      Occidental's Independent Auditor.
5.    Shareholder Proposal Requesting an      N         N            Shareholder
      Independent Board Chairman Policy.


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RH

Ticker:       RH             Security ID:  74967X103
Meeting Date: APR 04, 2023   Meeting Type: Special
Record Date:  MAR 06, 2023

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.    To approve the RH 2023 Stock Incentive  F         N            Management
      Plan.


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VERIZON COMMUNICATIONS INC.

Ticker:       VZ             Security ID:  92343V104
Meeting Date: MAY 11, 2023   Meeting Type: Annual
Record Date:  MAR 13, 2023

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1A.   Election of Director: Shellye           F         F            Management
      Archambeau
1B.   Election of Director: Roxanne Austin    F         F            Management
1C.   Election of Director: Mark Bertolini    F         F            Management
1D.   Election of Director: Vittorio Colao    F         F            Management
1E.   Election of Director: Melanie Healey    F         F            Management
1F.   Election of Director: Laxman Narasimhan F         F            Management
1G.   Election of Director: Clarence Otis,    F         F            Management
      Jr.
1H.   Election of Director: Daniel Schulman   F         F            Management
1I.   Election of Director: Rodney Slater     F         F            Management
1J.   Election of Director: Carol Tome        F         F            Management
1K.   Election of Director: Hans Vestberg     F         F            Management
1L.   Election of Director: Gregory Weaver    F         F            Management
2.    Advisory vote to approve executive      F         F            Management
      compensation
3.    Advisory vote on the frequency of       1         1            Management
      future advisory votes to approve
      executive compensation
4.    Ratification of appointment of          F         F            Management
      independent registered public
      accounting firm
5.    Government requests to remove content   N         N            Shareholder
6.    Prohibit political contributions        N         N            Shareholder
7.    Amend clawback policy                   N         N            Shareholder
8.    Shareholder ratification of annual      N         N            Shareholder
      equity awards
9.    Independent chair                       N         N            Shareholder

========== END NPX REPORT

                                   SIGNATURES

     Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Advent Convertible and Income Fund
----------------------------------

By:    /s/ Tracy Maitland
Name:  Tracy V. Maitland
       -----------------
Title: President and Chief Executive Officer
       -------------------------------------
Date:  August 17, 2023